Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant And Equipment
Summary Of Property, Plant And Equipment
	Lives (years)	2014	2013
Land	-	$1,567	$1,523
Buildings and improvements	10-44	32,204	31,485
Central office equipment[1]	3-10	89,857	86,370
Cable, wiring and conduit	15-50	72,766	76,107
Other equipment	3-15	74,244	67,887
Software	3-5[2]	8,604	8,150
Under construction	-	3,053	3,276
		282,295	274,798
Accumulated depreciation and amortization		169,397	163,830
Property, plant and equipment - net		$112,898	$110,968
[1]	Includes certain network software.
[2]	Reflects extended estimated useful life (see Note 1).